Revenues and Cost of Revenues	6 Months Ended
Jun. 30, 2013
Revenues And Cost Of Revenues [Abstract]
Revenues and Cost of Revenues
12.      Revenues and Cost of Revenues:

The amounts in the accompanying condensed consolidated statements of income are analyzed as follows:
	Six Months Ended June 30,
	2012	2013

Sales of marine petroleum products	3,673,881	3,239,312
Voyage revenues	12,204	10,213
Other revenues	12,890	12,790
Revenues	3,698,975	3,262,315

Cost of marine petroleum products	3,533,673	3,112,866
Cost of voyage revenues	8,123	6,728
Cost of other revenues	768	2,516
Cost of Revenues	3,542,564	3,122,110

Included in the cost of revenues is depreciation of $1,381 and $956 for the six months ended June 30, 2012 and 2013, respectively.